Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Barclays PLC (the Parent company)	Barclays PLC (the Parent company)
Total income
Dividends received from subsidiaries
Dividends received from subsidiaries of £2,797m (2021: £1,356m, 2020: £763m) relates to dividends received from Barclays Execution Services Limited £1,080m, Barclays Bank UK PLC £1,010m, Barclays Principal Investments Limited £507m and Barclays Bank PLC £200m.
The dividends received in 2020 from its banking subsidiaries were paid up to Barclays PLC prior to the announcement made by the PRA on 31 March 2020 that capital be preserved for use in serving Barclays customers and clients through the extraordinary challenges presented by the COVID-19 pandemic. As part of a response to this announcement, Barclays PLC took steps to provide additional capital to its banking subsidiaries.
Other expenses
Other expenses of £654m (2021: £659m income, 2020: £1,192m income) includes fair value and foreign exchange losses of £1,673m (2021: £250m, 2020: £248m) on positions with subsidiaries partially offset by £905m (2021: £804m, 2020: £857m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC-issued AT1 securities.
Total assets and liabilities
Investment in subsidiaries
The investment in subsidiaries of £64,544m (2021: £62,528m) predominantly relates to investments in the ordinary shares of Barclays Bank PLC of £36,340m (2021: £35,590m) and their AT1 securities of £10,760m (2021: £9,493m), as well as investments in the ordinary shares of Barclays Bank UK PLC of £14,245m (2021: 14,245m) and their AT1 securities of £2,570m (2021: £2,570m). The increase of £2,016m during the year was driven by a capital injection of £750m and an increase in the AT1 holdings and associated fair value which totalled £998m.
Impairment in subsidiaries
At the end of each reporting period an impairment review is undertaken in respect of investment in the ordinary shares of subsidiaries. Where impairment may be indicated a test of the carrying value against the recoverable value is performed; impairment being indicated where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use (VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast attributable profit based on financial budgets approved by management, covering a five year period as an approximation of future cash flows discounted using a pre-tax discount rate appropriate to the subsidiary being tested. A terminal growth rate has then been applied to the cash flows thereafter which is based upon expectations of future inflation rates. The 2022 review identified the value in use calculated was higher than the carrying value for all subsidiaries.
Due to the improved market conditions and interest rate environment for the Group’s UK banking business in December 2021 compared to December 2020, the review further identified that the accumulated impairment for the investment in Barclays Bank UK PLC of £2,573m no longer existed. The VIU of Barclays Bank UK PLC was found to be significantly higher than both the carrying amount of the investment and the gross cost of the investment and hence all accumulated impairment was reversed in December 2021. For Barclays Bank UK PLC, a discount rate of 14.5% was applied to the cash flow forecast in December 2021 (2020: 13.8%). In determining the discount rate, management identified a cost of equity associated with market participants that closely resemble the subsidiary and adjusted for tax to arrive at the pre-tax equivalent rate. A terminal growth rate of 2.0% was used to calculate a terminal value for the investment based on inflation rates to approximate future long term growth in December 2021 (2020:2.0%).
Loans and advances in subsidiaries
During the year loans and advances to subsidiaries increased by £1,556m to £23,628m (2021: £22,072m). The increase was largely driven by £4,487m new intra-group loans to Barclays PLC subsidiaries and foreign exchange impact of £1,663m due to the depreciation of GBP largely against USD. This was partially offset by the maturity of intra-group loans to Barclays PLC subsidiaries of £4,765m.
Subordinated liabilities and debt securities in issue
During the year, Barclays PLC issued £1,000m of Fixed Rate Resetting Subordinated Callable Notes, which are included within the subordinated liabilities balance of £11,230m (2021: £9,301m). Debt securities in issue of £24,086m (2021: £25,658m) have reduced during the year primarily due to net maturities of £2,969m senior issuances partially offset by foreign exchange impact of £1,404m due to the depreciation of GBP largely against USD.
Management of internal investments
Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value of £22,971m (2021: £16,319m) primarily included new issuances during the year of USD 7,250m, EUR 2,250m Fixed Rate Resetting Senior Callable Notes and USD 400m Zero Coupon Callable Notes. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC and are included within the financial assets designated at fair value through the income statement balance of £28,930m (2021: £25,091m). The effect of changes in the liabilities’ fair value, including those due to credit risk, is expected to offset the changes in the fair value of the related financial asset in the income statement The difference between the financial liabilities’ carrying amount and the contractual amount on maturity is £2,100m (2021: £271m).
Derivative financial instruments
During the year derivative financial liabilities increased by £863m to £906m (2021: £43m). The increase in the year is primarily driven by the rising rate environment.
Total equity
Called up share capital and share premium
Called up share capital and share premium of Barclays PLC is £4,373m (2021: £4,536m). The decrease in the year is primarily due to 931m shares repurchased with a total nominal value of £233m. This decrease was offset by shares issued under employee share schemes.
Other equity instruments
Other equity instruments of £13,250m (2021: £12,241m) comprises AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. During the year there were three issuances with principal amounts totalling £1,250m, $2,000m, SGD450m and redemptions with principal amounts totalling £1,000m and $1,500m. For further details, please refer to Note 28.